Short Term Liabilities to Banks and Others (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short term liabilities to banks and others		$ 70,819	$ 84,760
Bank credit [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %		2-3.1
Linkage basis		NIS (Unlinked)
Short term liabilities to banks and others		$ 947
Bank credit 1 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %		US Prime -0.2
Linkage basis		USD (Unlinked)
Short term liabilities to banks and others		$ 2,125	996
Short-term bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %		1.6-2.5
Linkage basis		NIS (Unlinked)
Short term liabilities to banks and others		$ 22,910	42,336
Current maturities of long-term loans from banks and other financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	[1]	2.6-5.81
Linkage basis	[1]	NIS (Unlinked)
Short term liabilities to banks and others	[1]	$ 42,839	40,054
Current maturities of long-term loans from banks [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	[1]	Libor +2.2 - 5
Linkage basis	[1]	USD (Unlinked)
Short term liabilities to banks and others	[1]	$ 862
Accumulated interest on long-term loans from other financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	[1]	2.6-5.5
Linkage basis	[1]	NIS (Unlinked)
Short term liabilities to banks and others	[1]	$ 1,136	1,338
Other [Member]
Disclosure of detailed information about borrowings [line items]
Short term liabilities to banks and others			$ 36

[1]	See Note 14